Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment Branches Residential Contract Office	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Contract
Summary Of Significant Accounting Policies [Line Items]
Real estate development and construction maximum family residential units	4
Real estate development and construction minimum family residential units	1
Number of full service banking branches	23
Number of loan production offices	1
Number of operating segment	1
Reserves at Federal Reserve Bank Average	$ 589,000	$ 1,000,000
Unrealized Losses	15.00%
Interest income is not accrued for loans delinquent	90 days or greater
Non-accrual loan placed back on accrual status delinquency	Less than 90 days
Loans experiencing insignificant payment delays	Less than 90 days
Larger commercial loans and commercial real estate loans	60 days
Consumer loans charged down to the fair value of collateral securing the asset due for open-end loans	180 days
Consumer loans charged down to the fair value of collateral securing the asset due for closed-end loans	120 days
Consumer loans charged down to the net realizable value	90 days
Par value of Federal Home Loan Bank Stock	100
Impairment of FHLB stock	0	0
Goodwill	41,599,000	41,599,000
Core deposit intangible Assets are Amortized	10 years
Amortization of finite lived assets expected on the year 2014	110,000
Amortization of finite lived assets expected on the year 2015	8,000
Fair value of the servicing asset	9,000
Company recovered a portion of the impairment valuation	3,000
Remaining impairment valuation	12,000	15,000	24,000
Amortization taken on the servicing asset	8,000	10,000	14,000
Total loans serviced	4,300,000	5,800,000	10,200,000
Advertising expenses	663,000	613,000	612,000
Interest rate cap contracts outstanding	22
Interest payment in junior subordinated notes	35,000,000
Number of interest rate swap contracts					2
Minimum cumulative percentage change in anticipated cash flows	80.00%
Maximum cumulative percentage change in anticipated cash flows	125.00%
Amounts charged to current earnings	0
Stock-based compensation expense	747,000	575,000	377,000
Tax benefit from compensation expense	296,000	73,000	1,000
Share based compensation expense recognized, years	3 years	1 year	2 years	1 year
Tax benefits which have been classified as financing cash inflows	45,000	48,000	55,000
Weighted average fair value of stock option granted	$ 3.86	$ 3.04	$ 3.28
Total intrinsic value of options exercised	361,000	229,000	287,000
Total intrinsic value of in-the-money stock options	3,700,000	3,100,000	2,500,000
Total intrinsic value of the exercisable stock options	2,300,000	2,000,000	1,600,000
Unallocated shares controlled by the ESOP	200,569	296,096	395,587
Interest Rate Swaps [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest payment in junior subordinated notes					35,000,000
Interest Rate Caps [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest payment in junior subordinated notes	230,000,000
Core Deposits [Member]
Summary Of Significant Accounting Policies [Line Items]
Core deposit intangible	118,000	288,000
Two Thousand Ten Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	98,000
Two Thousand Eleven Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	163,000
Two Thousand Twelve Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	111,000
Two Thousand Twelve Grant [Member] | Employee Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	243,000
Two Thousand Thirteen Grant [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	296,000
Two Thousand Thirteen Grant [Member] | Employee Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Unrecognized compensation cost	$ 420,000
Expiration November 2020 [Member]
Summary Of Significant Accounting Policies [Line Items]
Options to purchase shares	32,526
Price per share	$ 10.35
Expire date of option purchase	2020-11
Expiration November 2021 [Member]
Summary Of Significant Accounting Policies [Line Items]
Options to purchase shares	51,995
Price per share	$ 11.00
Expire date of option purchase	2021-11
Expiration November 2022 [Member]
Summary Of Significant Accounting Policies [Line Items]
Options to purchase shares	122,068
Price per share	$ 10.50
Expire date of option purchase	2022-11
Expiration November 2023 [Member]
Summary Of Significant Accounting Policies [Line Items]
Options to purchase shares	191,192
Price per share	$ 13.36
Expire date of option purchase	2023-11
Minimum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	25 years
Minimum [Member] | Furniture and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	50 years
Maximum [Member] | Furniture and Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Cash Equivalents [Member]
Summary Of Significant Accounting Policies [Line Items]
Interest-earning deposits with original maturities	120 days
AMSCO Inc [Member]
Summary Of Significant Accounting Policies [Line Items]
Ownership percentage	51.00%